Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%
March 2023
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer	0.01%	[1]
Additional loss absorbency requirements for G-SIBs and D-SIBs	1.00%	[2]
March 2023 | Basel III
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Leverage ratio buffer	50.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2020.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.